Investment Strategy	Aug. 29, 2025
REX-OSPREY(TM) ETH + STAKING ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM ETH Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses , but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold ETH. ETH is a cryptocurrency that was introduced in 2015, and quickly developed its own online community, reaching a peak market capitalization of over US$570 billion on November 9, 2021. As of May 20, 2025, the market capitalization of ETH was $302.2 billion.

The Fund will invest at least 40% of its assets in shares of other exchange-traded funds(“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The Fund anticipates assets allocated to Reference ETFs will be primarily to Reference ETFs that engage in staking the Reference Asset. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Purpose Core Ether ETF	Canada	ETHO.U
3iQ Ether Staking ETF	Canada	ETHQ.U
21Shares Ethereum Staking ETP	Switzerland	AETH
CoinShares Physical Ethereum Staked ETP	Switzerland	ETHE
Bitwise Ethereum Staking ETP	Germany	ET33
iShares Ethereum Trust ETF	US	ETHA
Grayscale Ethereum Mini Trust ETF	US	ETH

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Ethereum network’s proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Ethereum network’s transaction fees. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked ETH is anywhere from 3 to 16 days, depending on Ethereum Network conditions (but can also be longer or shorter), the Adviser anticipates under current conditions that no more than 15% of the Fund’s holdings will be directly staked, though the Adviser further anticipates that conditions may change such that it may be able to directly stake more of the Reference Asset in the future.

The Fund may direct the Crypto Custodian to use a particular validator or validators to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM ETH + Staking (Cayman) Portfolio S.P. (i.e., the “ETH Subsidiary”). The ETH Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the ETH Subsidiary. The ETH Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the ETH Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the ETH Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the ETH Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the ETH Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the ETH Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Ethereum History

ETH is a digital asset. The ownership and operation of ETH is determined by participants in an online, peer-to-peer network referred to as the “Ethereum Network.” The Ethereum Network is a recent technological innovation, and the ETH that are created, transferred, used and stored by entities and individuals have certain features associated with several types of assets, most notably commodities and currencies. The price of ETH on public digital asset exchanges and over-the-counter markets has a limited history. ETH prices on these exchanges and over-the-counter markets have been volatile and subject to influence by many factors, including operational interruptions.

The value of ETH is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ETH are protected through public-key cryptography. The supply of ETH is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ETH in which the Fund invests may reflect the impact of these forks.

In September 2022, the Ethereum Network’s consensus protocol transitioned from a proof-of-work to proof-of-stake protocol. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset.
REX-OSPREY(TM) SOL + STAKING ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM SOL Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold SOL. SOL is a cryptocurrency that was introduced on March 16, 2020, and quickly developed its own online community, reaching a peak market capitalization of over US$127 billion on January 18, 2025. As of May 20, 2025, the market capitalization of SOL was $87.6 billion.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). The Fund anticipates assets allocated to Reference ETFs will be primarily to Reference ETFs that engage in staking the Reference Asset. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Purpose Solana ETF	Canada	SOLL.U
3iQ Solana Staking ETF	Canada	SOLQ.U
CI Galaxy Solana ETF	Canada	SOLX.U
Evolve Solana ETF	Canada	SOLA.U
21Shares Solana Staking ETP	Switzerland	ASOL
CoinShares Physical Solana Staked ETP	Switzerland	SLNC
Bitwise Solana Staking ETP	Germany	BSOL
Volatility Shares Solana ETF	US	SOLZ
Bitwise Solana Staking ETP	Germany	BSOM

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Solana network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Solana network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. Although the Fund seeks to stake all its Reference Asset holdings, the Fund may not stake the entire amount of its Reference Asset holdings based on estimated liquidity needs of the Fund and other factors, as determined by the Adviser.

The Fund may direct the Crypto Custodian to use a particular validator or validators to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund.

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM SOL + Staking (Cayman) Portfolio S.P. (i.e., the “SOL Subsidiary”). The SOL Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the SOL Subsidiary. The SOL Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the SOL Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the SOL Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the SOL Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the SOL Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the SOL Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Solana Network and SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Like the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana Protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana Network uses a delegated proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked.

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution.

Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

As of early 2025, approximately 490 million SOL tokens are in circulation, with a total supply of around 594 million SOL. SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset.